Cover	Jul. 15, 2019
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2019
Entity File Number	001-01342
Entity Registrant Name	CANADIAN PACIFIC RAILWAY LTD/CN
Entity Central Index Key	0000016875
Entity Tax Identification Number	98-0355078
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	7550 Ogden Dale Road S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2C 4X9
City Area Code	(403)
Local Phone Number	319-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false
Common Shares Without Par Value [Member]
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	CP
Security Exchange Name	NYSE
Common Share Purchase Rights [Member]
Title of 12(b) Security	Common Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE